PROVISIONS - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Jun. 30, 2025 employee branch cafe
Disclosure of other provisions [line items]
Provision	£ 688	£ 627
Additional provisions	£ 695
Claim rate assumption, percentage	85.00%
Other liabilities	£ 2,244	1,882
Interest and other related costs		16
Unused provision reversed, other provisions	98
Branch transformation project
Disclosure of other provisions [line items]
Number of branch closures | branch			95
Number of branches | branch			350
Number of work cafes with support provided | cafe			6
Number of employees at risk for redundancy | employee			750
Branch transformation project | Full service branches
Disclosure of other provisions [line items]
Number of branches | branch			290
Branch transformation project | Reduced hours branches
Disclosure of other provisions [line items]
Number of branches | branch			36
Branch transformation project | Counter free branches
Disclosure of other provisions [line items]
Number of branches | branch			18
Santander Financial Services plc
Disclosure of other provisions [line items]
Provision		30
Other liabilities		30
Customer remediation- interest refund
Disclosure of other provisions [line items]
Provision	461
Additional provisions	183	295
Litigation and other regulatory
Disclosure of other provisions [line items]
Provision	41	126
Additional provisions	40
Increase (decrease) in other provisions	(43)	39
Unused provision reversed, other provisions	83
Litigation and other regulatory | Santander Financial Services plc
Disclosure of other provisions [line items]
Provision		14
Interest and other related costs		16
Regulatory levies and fees
Disclosure of other provisions [line items]
Provision	6	2
Additional provisions	95	45
Unused provision reversed, other provisions	0
Regulatory levies and fees | Financial Conduct Authority (FCA)
Disclosure of other provisions [line items]
Additional provisions	50	0
Property transformation charges
Disclosure of other provisions [line items]
Additional provisions	16
Unused provision reversed, other provisions		2
Restructuring
Disclosure of other provisions [line items]
Provision	21	18
Additional provisions	93
Unused provision reversed, other provisions	0
Restructuring | Transformation to improve future returns
Disclosure of other provisions [line items]
Additional provisions	88
Restructuring | Branch transformation project
Disclosure of other provisions [line items]
Additional provisions	63
Restructuring | Branch transformation project | Redundancy provision
Disclosure of other provisions [line items]
Additional provisions	25
Restructuring | Branch transformation project | Property provisions
Disclosure of other provisions [line items]
Additional provisions	17
Restructuring | Branch transformation project | Impairment of property
Disclosure of other provisions [line items]
Additional provisions	21
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions	153	161
Fraud losses
Disclosure of other provisions [line items]
Additional provisions	122	122
No later than one year
Disclosure of other provisions [line items]
Provision	£ 357	£ 224
No later than one year | Regulatory related UK Bank Levy
Disclosure of other provisions [line items]
Bank levy rate	0.10%	0.10%
More than one year | Regulatory related UK Bank Levy
Disclosure of other provisions [line items]
Bank levy rate	0.05%	0.05%